Declaration of Distributions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Dividends Payable [Line Items]
Declaration of Distributions
Declaration of Distributions

During the quarter ended September 30, 2018, the Company paid cash distributions in the amount of $0.0015068493 per day, before adjustments of class-specific expenses, per Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share and Class AAA share on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from July 1, 2018 through September 30, 2018. Such distributions payable to each stockholder of record were paid on such date after the end of each month during the period as determined by the Company's Chief Executive Officer.

On September 12, 2018, the Company’s board of directors declared cash distributions in the amount of $0.0015068493 per day, subject to adjustments for class-specific expenses, per Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share, and Class AAA on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from October 1, 2018 through December 31, 2018. Such distributions payable to each stockholder of record will be paid on such date after the end of each month during the period as determined by the Company's Chief Executive Officer.

Declaration of Distributions
The Company paid cash distributions in the amount of $0.00150684932 per day, before adjustments of class-specific expenses, per Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share and Class AAA share on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from September 20, 2017 through December 31, 2017. Such distributions payable to each stockholder of record were paid on such date after the end of each month during the period as determined by the Company’s Chief Executive Officer.
On December 4, 2017, the Company’s board of directors declared cash distributions in the amount of $0.00150684932 per day, subject to adjustments for class-specific expenses, per Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share, and Class AAA on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from January 1, 2018 through March 31, 2018. Such distributions payable to each stockholder of record will be paid on such date after the end of each month during the period as determined by the Company’s Chief Executive Officer.

Griffin Capital Essential Asset REIT, Inc. [Member]
Dividends Payable [Line Items]
Declaration of Distributions
Declaration of Distributions
During the quarter ended September 30, 2018, the Company paid distributions in the amount of $0.001901096 per day per share on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from July 1, 2018 through September 30, 2018. Such distributions were paid on a monthly basis, on or about the first day of the month, for the month then-ended.
On September 12, 2018, the Company’s board of directors declared distributions in the amount of $0.001901096 per day per share on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from October 1, 2018 through December 31, 2018. Such distributions payable to each stockholder of record during a month will be paid on such date of the following month as the Company’s Chief Executive Officer may determine.

Declaration of Distributions
During the quarter ended December 31, 2017, the Company paid distributions in the amount of $0.001901096 per day per share on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from October 1, 2017 through December 31, 2017. Such distributions were paid on a monthly basis, on or about the first day of the month, for the month then-ended.
On December 12, 2017, the Company’s board of directors declared distributions in the amount of $0.001901096 per day per share on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from January 1, 2018 through March 31, 2018. Such distributions payable to each stockholder of record during a month will be paid on such date of the following month as the Company’s Chief Executive Officer may determine.